STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]

NOTE 6. STOCKHOLDERS’ EQUITY

On November 5, 2014, the Company effected a 1-for-20 reverse stock split of issued common stock. In conjunction with the reverse stock split, the Board of Directors approved a change in the number of authorized common shares from 600,000,000 to 100,000,000, which change was made immediately after the effectiveness of the reverse stock split. Additionally, the par value of the shares was modified from $.02 to $.001 per share so that the par value per share of the common stock before the reverse stock split and after the reverse stock split remained at $.001 per share. References in these condensed consolidated financial statements and notes have been adjusted to retroactively account for the effects of the reverse split.
The Company currently has warrants outstanding allowing its holders to purchase up to 263,588 shares of the Company’s common stock at an exercise price of $4.00 per share. The warrants will expire on September 27, 2018, if not exercised prior to that date. No warrants were exercised in the nine month periods ended September 30, 2015 and 2014.

NOTE 7. STOCKHOLDERS’ EQUITY

On September 27, 2013, the Company entered into a stock purchase agreement with King APEX Group II, Ltd. and King APEX Group III, Ltd., which are funds managed by Allied Fortune (“HK”) Management Limited, a Hong Kong based funds management company, in connection with a private placement of up to 6,250,000 shares of its common stock at a price of $4.00 per share, for aggregate gross proceeds of up to $25 million. Under the terms of this agreement, a total of 3,750,000 shares at a gross price of $15,000,000 were purchased through December 31, 2013. Cash proceeds after offering expenses of $460,918 totaled $14,539,082, plus an additional non-cash expense of $50,000 representing additional deferred costs relating to the private placement resulting in net proceeds of $14,489,082.

In connection with the private placement of the Company’s common stock pursuant to the stock purchase agreement mentioned above, the Company also entered into a convertible promissory note conversion agreement on September 27, 2013 with certain holders of its outstanding 10% convertible promissory notes. Pursuant to the note conversion agreement, the Company agreed to issue shares of its common stock to those holders of the notes desiring to convert their convertible notes at the conversion price of $4.00 per share for the cancellation of the outstanding principal amounts under those notes. Certain holders elected to receive, and the Company agreed to make, cash payments on the outstanding principal amounts on their notes in lieu of shares of common stock. In addition, the Company agreed to make cash payments on all the accrued interest due under the notes. As a result of the above, the Company issued 225,546 shares and closed on the conversion of $902,176 of aggregate principal of the Company’s outstanding notes. The remaining $152,176 of outstanding principal and all of the accrued interest under the notes of $82,071 have been repaid in full.

Additionally in connection with the Company’s private placement, the number of Warrants issued and outstanding to the note holders was set at 263,588 shares at an exercise price of $4.00 per share.  The warrants will expire on September 27, 2018, if not exercised prior to that date.

On April 4, 2014, in a separate follow-on private placement to the September 27, 2013 private placement, the Company issued an additional 675,000 shares of its common stock for a purchase price of $4.00 per share for gross proceeds of $2,700,000. On May 16, 2014, the Company completed the final tranche of this follow-on private placement with the same accredited investor upon the receipt of additional gross proceeds of $5,900,000 and issued an additional 1,475,000 shares of its common stock for a purchase price of $4.00 per share. Offering costs related to this follow-on private placement totaled $227,729 resulting in combined net proceeds of $8,372,271.

On November 5, 2014, the Company effected a 1-for-20 reverse stock split of issued common stock. In conjunction with the reverse stock split, the Board of Directors approved a change in the number of authorized common shares from 600,000,000 to 100,000,000, which change was effected immediately after the effectiveness of the reverse stock split. Additionally, the par value of the shares was modified from $.02 to $.001 per share so that the par value per share of the common stock before the reverse stock split and after the reverse stock split remained at $.001 per share. References in these consolidated financial statements and notes have been adjusted to retroactively account for the effects of the reverse split.